Credit Facilities, Subordinated – Related Parties (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2021	Dec. 31, 2018
Credit Facilities, Subordinated – Related Parties (Details) [Line Items]
Maximum borrowing from lenders	$ 500,000
Accrued interest, percentage	0.00%
Imputed interest rate			12.00%
Second credit facility amount		$ 150,000
Accrued interest		$ 85,737
Second Credit Facility [Member]
Credit Facilities, Subordinated – Related Parties (Details) [Line Items]
Maturity date	Dec. 31, 2018	Mar. 31, 2021
Credit facility maturity date		Mar. 31, 2021